Offerings	Oct. 30, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	1,923,076
Proposed Maximum Offering Price per Unit	91.00
Maximum Aggregate Offering Price	$ 174,999,916.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 26,792.49
Offering Note	N/A
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	288,461
Proposed Maximum Offering Price per Unit	91.00
Maximum Aggregate Offering Price	$ 26,249,951.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,018.87
Offering Note	Includes 288,461 shares of common stock that the underwriters have an option to purchase from the selling stockholder.